Consolidated Statement of Operations - USD ($) shares in Millions, $ in Millions		4 Months Ended	8 Months Ended	12 Months Ended
		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015		Dec. 31, 2014
Cost of revenues
Restructuring costs and other			$ 52
Loss from discontinued operations, net of income taxes		$ 1	40	$ 1		$ 1
Successor [Member]
Revenues
Sales		653		1,379		1,686
Services		129		330		360
Total net revenues		782		1,709	[1]	2,046	[1]
Cost of revenues
Sales		561		1,105		1,328
Services		103		226		258
Total cost of revenues		664		1,331		1,586
Gross profit		118		378		460
Selling, general and administrative expenses		105		204		284
Research and development costs		21		44		64
Restructuring costs and other		17		37		56
Other operating expense (income), net		2		2		9
Earnings (loss) from continuing operations before interest expense, loss on early extinguishment of debt, net, other (charges) income, net, reorganization items, net and income taxes		(27)		91		47
Interest expense		22		63		62
Other (charges) income, net		10		(21)		(21)
Reorganization items, net		16		5		13
Earnings (loss) from continuing operations before income taxes		(55)		2		(49)
Provision for income taxes		8		30		10
(Loss) earnings from continuing operations		(63)		(28)		(59)
Loss from discontinued operations, net of income taxes		(15)		(47)		(59)
NET (LOSS) EARNINGS		(78)		(75)		(118)
Less: Net income attributable to noncontrolling interests		3		5		5
NET (LOSS) EARNINGS ATTRIBUTABLE TO EASTMAN KODAK COMPANY		$ (81)		$ (80)		$ (123)
Basic and diluted (loss) earnings per share attributable to Eastman Kodak Company common shareholders:
Continuing operations		$ (1.58)		$ (0.79)		$ (1.54)
Discontinued operations		(0.36)		(1.12)		(1.41)
Total		$ (1.94)		$ (1.91)		$ (2.95)
Number of common shares used in basic and diluted (loss) earnings per share (in Shares)		41.7		41.9		41.7
Predecessor [Member]
Revenues
Sales			1,238
Services			270
Total net revenues	[1]		1,508
Cost of revenues
Sales			924
Services			204
Total cost of revenues			1,128
Gross profit			380
Selling, general and administrative expenses			281
Research and development costs			44
Restructuring costs and other			43
Other operating expense (income), net			(495)
Earnings (loss) from continuing operations before interest expense, loss on early extinguishment of debt, net, other (charges) income, net, reorganization items, net and income taxes			507
Interest expense			106
Loss on early extinguishment of debt, net			8
Other (charges) income, net			(13)
Reorganization items, net			(2,026)
Earnings (loss) from continuing operations before income taxes			2,406
Provision for income taxes			156
(Loss) earnings from continuing operations			2,250
Loss from discontinued operations, net of income taxes			(184)
NET (LOSS) EARNINGS			2,066
NET (LOSS) EARNINGS ATTRIBUTABLE TO EASTMAN KODAK COMPANY			$ 2,066
Basic and diluted (loss) earnings per share attributable to Eastman Kodak Company common shareholders:
Continuing operations			$ 8.25
Discontinued operations			(0.67)
Total			$ 7.58
Number of common shares used in basic and diluted (loss) earnings per share (in Shares)			272.7

[1]	Sales are reported in the geographic area in which they originate. No non-U.S. country generated more than 10% of net sales in the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013 or eight months ended August 31, 2013.